Average Annual Total Returns - ProShares Short 20plus Year Treasury	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	ICE U.S. Treasury 20+ Year Bond Index OneYear		ICE U.S. Treasury 20+ Year Bond Index FiveYears		ICE U.S. Treasury 20+ Year Bond Index TenYears
Total	(19.49%)	(8.16%)	(9.51%)	(19.49%)	(8.35%)	(9.61%)	(11.54%)	(6.00%)	(6.38%)	18.06%	[1],[2]	8.04%	[1],[2]	8.20%	[1],[2]

[1]	Index performance through October 13, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on October 14, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.